Subsequent Events - Dividend Declarations (Details) - $ / shares								3 Months Ended
	Feb. 28, 2024	Jan. 30, 2024	Dec. 29, 2023	Nov. 29, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Distribution declared (in dollars per share)					$ 0.21	$ 0.21	$ 0.21	$ 0.63
Forecast
Subsequent Event [Line Items]
Distribution declared (in dollars per share)	$ 0.22	$ 0.22	$ 0.22	$ 0.21